General Information and Reorganization - Additional Information (Details) $ / shares in Units, € in Thousands		1 Months Ended	12 Months Ended
	Jun. 02, 2021 $ / shares shares	Nov. 30, 2020 Officer	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($) $ / shares	Dec. 19, 2022 USD ($)	Mar. 03, 2022 USD ($)	Jun. 03, 2021 shares	Apr. 14, 2021 $ / shares	Mar. 11, 2021 USD ($)
General Information And Reorganization [Line Items]
Name of reporting entity					DLocal Limited	DLocal Limited
Description of nature of entity's operations and principal activities			DLocal Limited (“dLocal” or the “Company”) is a holding company, referred to together with its subsidiaries as the “Group”. dLocal is a limited liability company. The Group was established on October 5, 2016, under the holding company dLocal Group Limited, domiciled and incorporated in Malta, and on April 14, 2021 it was reorganized under dLocal, domiciled and incorporated in the Cayman Islands. The Company is the ultimate controlling party of the Group.	DLocal Limited (“dLocal” or the “Company”) is a holding company, referred to together with its subsidiaries as the “Group”. dLocal is a limited liability company. The Group was established on October 5, 2016, under the holding company dLocal Group Limited, domiciled and incorporated in Malta, and on April 14, 2021 it was reorganized under dLocal, domiciled and incorporated in the Cayman Islands. The Company is the ultimate controlling party of the Group.
Domicile of entity			Cayman Islands	Cayman Islands
Number of operate and licensed countries			40 countries	40 countries
Date of business acquisition			Apr. 14, 2021	Apr. 14, 2021
Contribution percentage				100.00%
Par value change per share | $ / shares				$ 1.1211						$ 1.1211
Capital requirement imposed by regulator for maintaining financial institution license			€ 400	$ 453,000
Capital requirements					€ 530	$ 600,000
Tier one capital temporarily short respect of regulatory capital requirement						37,666,000
Tier one capital requirement post verification						4,621,000
Externally imposed minimum capital requirement by regulator					€ 530	$ 600,000
Consideration value											$ 40,000.0
Number of shares issued | shares									4,411,765
Bank J. Safra Sarasin Ltd
General Information And Reorganization [Line Items]
Line of credit facility maximum amount								$ 4,000,000
Employee Share Purchase Plan
General Information And Reorganization [Line Items]
Number of officers signed on loan agreement | Officer		2
PrimeiroPay
General Information And Reorganization [Line Items]
Consideration value											39,335,000
Contingent consideration											1,330,000
Cash consideration											$ 38,670,000
Top of Range
General Information And Reorganization [Line Items]
Par value change per share | $ / shares						$ 1
Bottom of Range
General Information And Reorganization [Line Items]
Par value change per share | $ / shares						$ 1.1211
Class A Common Shares | Top of Range
General Information And Reorganization [Line Items]
Shares approved for repurchase amount							$ 100,000,000
Common Shares
General Information And Reorganization [Line Items]
Stock split	500-for-1
Number of shares issued | shares	500
Common Shares | Top of Range
General Information And Reorganization [Line Items]
Par value change per share | $ / shares	$ 1
Shares outstanding | shares	288,504,000
Common Shares | Bottom of Range
General Information And Reorganization [Line Items]
Par value change per share | $ / shares	$ 0.002
Shares outstanding | shares	577,008